Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Schedule of Common Stock
a.
As of December 31, 2021, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	446,739,215	Ps.	144,823
Series BB	78,836,332		25,558
Total	525,575,547	Ps.	170,381

b.
As of December 31, 2022, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	435,456,340	Ps.	6,967,905
Series BB	76,845,237		1,229,631
Total	512,301,577	Ps.	8,197,536

c.
As of December 31, 2023, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	429,485,845	Ps.	6,967,905
Series BB	75,791,619		1,229,631
Total	505,277,464	Ps.	8,197,536

Schedule of Shareholders Equity Tax Account
q.
The balances of Shareholders’ equity tax accounts as of December 31, 2021, 2022 and 2023 were as follows:

	2021		2022		2023
Contributed capital account	Ps.	21,903,565	Ps.	23,197,291	Ps.	24,278,285
Net tax income account		11,743,049		12,516,766		12,008,787
Stockholders equity tax account	Ps.	33,646,614	Ps.	35,714,057	Ps.	36,287,072